Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Statement of Compliance

The consolidated financial statements were prepared in accordance with IFRS® as issued by the International Accounting Standards Board (“IASB”). Apart from the change in operating segments as of January 1, 2024, outlined in Note 3, all other accounting policies were consistently applied to all years presented.

Basis of Consolidation

Subsidiaries

These consolidated financial statements include the results of the Telesat and subsidiaries controlled by the Company. Control is achieved when the Company has power over an entity, has exposure, or rights to variable returns from its involvement with an entity, and has the ability to use the power over an entity to affect the amount of its return. The most significant subsidiaries are listed in Note 35.

The portion of equity ownership in a subsidiary that is not directly or indirectly attributable to the Company is accounted for as non-controlling interest. Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive income (loss) are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income (loss) of the subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Joint arrangements

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to their share of the assets and revenue, and obligations for the liabilities and expenses, relating to the arrangement.

The Company’s consolidated financial statements include the Company’s share of the assets, liabilities, revenue and expenses of its interest in joint operations.

The consolidated financial statements have been prepared on an historical cost basis except for certain financial instruments which were measured at their fair values, as explained in the accounting policies below. Historical cost is based on the fair value of the consideration given or received in exchange for assets or liabilities.